Income Taxes - Additonal Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase, Amount					$ 2,591,313
Percentage of Net Operating Loss Carryforward					80.00%
Income Tax Examination, Material Interest or Penalties					$ 0	$ 0
Income Tax Examination, Material Interest or Penalties Accrued					0	0
Income Tax Expense (Benefit)	$ 10,000	$ 1,000	$ 8,000	$ 7,000	$ 8,883	$ 5,252
Effective Income Tax Rate Reconciliation, Percent	1.00%	1.00%	1.00%	1.00%	0.10%	0.06%
Federal statutory rate, Percent			21.00%		21.00%	21.00%
Maximum [Member]
Income Tax Disclosure [Line Items]
Income Tax Expense (Benefit)	$ 10,000		$ 8,000